INVESTMENT IN A JOINT VENTURE - Particulars of the joint venture (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of joint ventures [line items]
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 43,081	$ 6,266,000,000	¥ 43,081
BC ENERGY INVESTMENTS CORP. [member]
Disclosure of joint ventures [line items]
Name of entity	BC ENERGY INVESTMENTS CORP.
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		$ 102,325,582
Percentage of equity attributable to the Group	50.00%
Principal activities	Investment holding